Document and Entity Information	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Entity Registrant Name	ENDEAVOUR SILVER CORP.
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0001277866
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY